Other financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Financial Liabilities
Credit cards	R$ 52,876,437	R$ 54,169,518
Transactions pending settlement (1)	23,951,903	7,685,564
Dividends and Interest on Equity Payable	109,442	137,284
Tax collection accounts - Tax payables	1,545,784	1,208,245
Liabilities associated with the transfer of assets (Note 9.g)	19,740	25,497
Other financial liabilities	673,873	1,567,476
Total	R$ 79,177,179	R$ 64,793,584